Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment
Schedule of plant, property and equipment

	Buildings	Leasehold improvements	Plant and equipment	Furniture and fixtures, other equipment and motor vehicles	Construction in progress	Total
	(in US$'000)
Cost
As at January 1, 2017	2,232	6,296	86	13,976	1,760	24,350
Additions	—	301	155	1,374	4,243	6,073
Disposals	—	—	—	(394)	—	(394)
Transfers	—	2,050	2,321	(722)	(3,649)	—
Exchange differences	140	410	6	920	204	1,680

As at December 31, 2017	2,372	9,057	2,568	15,154	2,558	31,709

Accumulated depreciation
As at January 1, 2017	971	4,249	71	9,105	—	14,396
Depreciation	105	763	169	1,441	—	2,478
Disposals	—	—	—	(337)	—	(337)
Transfers	—	—	255	(255)	—	—
Exchange differences	65	284	4	599	—	952

As at December 31, 2017	1,141	5,296	499	10,553	—	17,489

Net book value
As at December 31, 2017	1,231	3,761	2,069	4,601	2,558	14,220

	Buildings	Leasehold improvements	Plant and equipment	Furniture and fixtures, other equipment and motor vehicles	Construction in progress	Total
	(in US$'000)
Cost
As at January 1, 2016	2,392	5,989	88	12,806	567	21,842
Additions	—	742	—	1,453	2,132	4,327
Disposals	—	(12)	—	(248)	—	(260)
Transfers	—	—	—	886	(886)	—
Exchange differences	(160)	(423)	(2)	(921)	(53)	(1,559)

As at December 31, 2016	2,232	6,296	86	13,976	1,760	24,350

Accumulated depreciation
As at January 1, 2016	932	3,549	70	8,784	—	13,335
Depreciation	106	977	3	1,153	—	2,239
Disposals	—	(12)	—	(218)	—	(230)
Exchange differences	(67)	(265)	(2)	(614)	—	(948)

As at December 31, 2016	971	4,249	71	9,105	—	14,396

Net book value
As at December 31, 2016	1,261	2,047	15	4,871	1,760	9,954